Nonvested Options Outstanding (Detail) (Nonvested Options, USD $)	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010
Nonvested Options
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Options, Beginning balance	2,254,200
Options, Granted	180,000
Options, Vested	(1,204,802)
Options, Forfeited	(5,198)
Options, Ending balance	1,224,200	2,254,200
Weighted Average Exercise Price per Share, Outstanding Beginning balance	$ 0.78
Weighted Average Exercise Price per Share, Granted	$ 5.50
Weighted Average Exercise Price per Share, Vested	$ 0.67
Weighted Average Exercise Price per Share, Forfeited	$ 1.27
Weighted Average Exercise Price per Share, Outstanding ending balance	$ 1.59	$ 0.78
Weighted Average Remaining Contractual Life, Nonvested Options Outstanding beginning balance		6 years 9 months 18 days
Weighted Average Remaining Contractual Life, Nonvested Options Outstanding ending balance	7 years 4 months 24 days